Summary of significant accounting policies (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Summary of significant accounting policies (Details)
Beginning Balance of Conversion Features
Initial recognition of conversion feature		$ 2,421,000
Reclassification to equity of conversion features		(13,000)
Change in fair value of conversion features		444,000
Ending balance of conversion features		2,852,000
Beginning Balance of Warrant Liability
Initial recognition of warrant liability		3,917,000
Reclassification to equity of warrant liability
Change in Fair Value of Warrant Liabilty		(3,013,000)
Ending balance of warrant liability		904,000
Beginning balance	$ 3,756,000
Initial recognition		6,338,000
Reclassification to equity		(13,000)
Change in fair value	1,771,000	(2,569,000)
Ending balance	$ 294,000	$ 3,756,000